Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Note 9. Deposits

The composition of deposits is as follows:

	2011	2010

Non-interest bearing demand	$98,950	$85,923
Interest bearing demand	93,527	94,084
Savings deposits	66,207	59,788
Time deposits, in amounts of $100,000 or more	84,064	99,766
Other time deposits	172,613	197,211

Total deposits	$515,361	$536,772

The scheduled maturities of time deposits at December 31, 2011 are as follows:

2012	$160,221
2013	41,693
2014	16,417
2015	17,453
2016	3,344
Thereafter	17,549

$256,677